Quarterly Holdings Report
for
Fidelity ZERO® Large Cap Index Fund
July 31, 2024
LCX-NPRT3-0924
1.9891463.105
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	1,550,038	29,838,232
Verizon Communications, Inc.	909,950	36,871,174
		66,709,406
Entertainment - 1.2%
Electronic Arts, Inc.	52,587	7,937,482
Liberty Media Corp. Liberty Formula One:
Class A	5,158	381,537
Class C	45,129	3,649,582
Liberty Media Corp. Liberty Live:
Class C	10,192	397,692
Series A	4,194	158,407
Netflix, Inc. (a)	93,152	58,532,059
Roblox Corp. (a)	108,598	4,508,989
Take-Two Interactive Software, Inc. (a)	34,323	5,166,641
The Walt Disney Co.	394,106	36,923,791
Warner Bros Discovery, Inc. (a)	482,043	4,169,672
		121,825,852
Interactive Media & Services - 6.2%
Alphabet, Inc.:
Class A	1,269,819	217,824,751
Class C	1,056,453	182,924,837
Meta Platforms, Inc. Class A	473,747	224,949,288
Pinterest, Inc. Class A (a)	129,555	4,139,282
Snap, Inc. Class A (a)	222,031	2,957,453
		632,795,611
Media - 0.6%
Charter Communications, Inc. Class A (a)	21,172	8,039,432
Comcast Corp. Class A	846,168	34,921,353
Fox Corp.:
Class A	49,931	1,899,375
Class B	28,327	1,003,626
Interpublic Group of Companies, Inc.	81,762	2,630,284
Liberty Media Corp. Liberty SiriusXM:
Class A	15,883	359,273
Class C	32,268	726,353
Omnicom Group, Inc.	42,343	4,151,308
The Trade Desk, Inc. Class A (a)	96,243	8,650,321
		62,381,325
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	111,466	20,318,022
TOTAL COMMUNICATION SERVICES		904,030,216
CONSUMER DISCRETIONARY - 9.8%
Automobile Components - 0.0%
Aptiv PLC (a)	58,816	4,081,242
Automobiles - 1.6%
Ford Motor Co.	847,706	9,172,179
General Motors Co.	246,645	10,931,306
Tesla, Inc. (a)	599,812	139,198,371
		159,301,856
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	1,979,745	370,172,720
eBay, Inc.	109,381	6,082,677
		376,255,397
Distributors - 0.1%
Genuine Parts Co.	30,112	4,429,776
LKQ Corp.	57,760	2,397,040
Pool Corp.	8,298	3,103,784
		9,930,600
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (a)	95,443	13,320,025
Booking Holdings, Inc.	7,335	27,249,598
Carnival Corp. (a)	218,380	3,638,211
Chipotle Mexican Grill, Inc. (a)	296,886	16,126,848
Darden Restaurants, Inc.	25,796	3,773,697
Domino's Pizza, Inc.	7,539	3,231,969
Doordash, Inc. (a)	67,659	7,491,204
Draftkings Holdings, Inc. (a)	102,978	3,805,037
Expedia Group, Inc. (a)	27,453	3,504,925
Hilton Worldwide Holdings, Inc.	54,056	11,604,202
Las Vegas Sands Corp.	78,984	3,133,295
Marriott International, Inc. Class A	51,867	11,789,369
McDonald's Corp.	155,797	41,348,524
MGM Resorts International (a)	54,096	2,324,505
Royal Caribbean Cruises Ltd.	51,183	8,021,400
Starbucks Corp.	244,860	19,086,837
Yum! Brands, Inc.	60,880	8,086,690
		187,536,336
Household Durables - 0.4%
D.R. Horton, Inc.	64,070	11,528,115
Garmin Ltd.	33,219	5,688,754
Lennar Corp.:
Class A	52,875	9,355,174
Class B	2,796	461,228
NVR, Inc. (a)	677	5,827,264
PulteGroup, Inc.	45,464	6,001,248
		38,861,783
Specialty Retail - 1.9%
AutoZone, Inc. (a)	3,740	11,720,001
Best Buy Co., Inc.	41,640	3,602,693
Burlington Stores, Inc. (a)	13,813	3,595,800
CarMax, Inc. (a)	33,949	2,866,654
Lowe's Companies, Inc.	123,694	30,368,114
O'Reilly Automotive, Inc. (a)	12,732	14,340,561
Ross Stores, Inc.	72,485	10,382,027
The Home Depot, Inc.	214,241	78,874,967
TJX Companies, Inc.	244,832	27,670,913
Tractor Supply Co.	23,304	6,136,409
Ulta Beauty, Inc. (a)	10,363	3,781,355
Williams-Sonoma, Inc.	27,778	4,296,701
		197,636,195
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	5,550	5,120,597
lululemon athletica, Inc. (a)	24,768	6,406,491
NIKE, Inc. Class B	261,887	19,604,861
		31,131,949
TOTAL CONSUMER DISCRETIONARY		1,004,735,358
CONSUMER STAPLES - 5.6%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	34,800	8,531,568
Keurig Dr. Pepper, Inc.	225,623	7,734,356
Monster Beverage Corp. (a)	153,314	7,888,005
PepsiCo, Inc.	297,198	51,317,179
The Coca-Cola Co.	838,184	55,940,400
		131,411,508
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	95,877	78,810,894
Dollar General Corp.	47,484	5,716,599
Dollar Tree, Inc. (a)	44,794	4,673,806
Kroger Co.	144,704	7,886,368
Sysco Corp.	107,640	8,250,606
Target Corp.	100,009	15,042,354
Walgreens Boots Alliance, Inc.	155,068	1,840,657
Walmart, Inc.	923,465	63,386,638
		185,607,922
Food Products - 0.7%
Archer Daniels Midland Co.	106,877	6,627,443
Bunge Global SA	30,626	3,222,774
Conagra Brands, Inc.	103,387	3,134,694
General Mills, Inc.	122,028	8,192,960
Kellanova	56,991	3,314,027
Lamb Weston Holdings, Inc.	31,159	1,870,163
McCormick & Co., Inc. (non-vtg.)	54,425	4,191,269
Mondelez International, Inc.	289,965	19,819,108
The Hershey Co.	31,905	6,300,599
The J.M. Smucker Co.	22,995	2,712,260
The Kraft Heinz Co.	170,605	6,007,002
Tyson Foods, Inc. Class A	61,840	3,766,056
		69,158,355
Household Products - 1.1%
Church & Dwight Co., Inc.	52,845	5,179,338
Colgate-Palmolive Co.	177,356	17,591,942
Kimberly-Clark Corp.	72,783	9,829,344
Procter & Gamble Co.	510,222	82,023,289
The Clorox Co.	26,881	3,546,410
		118,170,323
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	50,368	5,017,156
Kenvue, Inc.	413,885	7,652,734
		12,669,890
Tobacco - 0.6%
Altria Group, Inc.	371,318	18,198,295
Philip Morris International, Inc.	336,065	38,701,245
		56,899,540
TOTAL CONSUMER STAPLES		573,917,538
ENERGY - 3.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	215,735	8,353,259
Halliburton Co.	191,354	6,636,157
Schlumberger Ltd.	308,989	14,921,079
		29,910,495
Oil, Gas & Consumable Fuels - 3.4%
Cheniere Energy, Inc.	49,485	9,037,940
Chevron Corp.	370,525	59,458,147
ConocoPhillips Co.	252,827	28,114,362
Coterra Energy, Inc.	160,866	4,150,343
Devon Energy Corp.	136,590	6,423,828
Diamondback Energy, Inc.	38,552	7,799,455
EOG Resources, Inc.	124,236	15,753,125
Exxon Mobil Corp.	969,769	115,004,906
Hess Corp.	59,743	9,165,771
Kinder Morgan, Inc.	417,396	8,819,577
Marathon Oil Corp.	122,003	3,422,184
Marathon Petroleum Corp.	76,165	13,482,728
Occidental Petroleum Corp.	143,737	8,742,084
ONEOK, Inc.	126,167	10,513,496
Ovintiv, Inc.	53,915	2,503,813
Phillips 66 Co.	91,649	13,333,097
Targa Resources Corp.	47,927	6,483,565
The Williams Companies, Inc.	263,461	11,313,015
Valero Energy Corp.	70,688	11,431,663
		344,953,099
TOTAL ENERGY		374,863,594
FINANCIALS - 13.1%
Banks - 3.3%
Bank of America Corp.	1,470,833	59,289,278
Citigroup, Inc.	412,350	26,753,268
Citizens Financial Group, Inc.	98,372	4,197,533
Fifth Third Bancorp	147,843	6,259,673
First Citizens Bancshares, Inc.	2,573	5,371,626
Huntington Bancshares, Inc.	313,207	4,682,445
JPMorgan Chase & Co.	620,801	132,106,453
KeyCorp	204,002	3,290,552
M&T Bank Corp.	36,066	6,209,483
PNC Financial Services Group, Inc.	86,017	15,577,679
Regions Financial Corp.	197,943	4,427,985
Truist Financial Corp.	289,256	12,926,851
U.S. Bancorp	337,320	15,138,922
Wells Fargo & Co.	753,671	44,722,837
		340,954,585
Capital Markets - 3.1%
Ameriprise Financial, Inc.	21,470	9,233,603
Ares Management Corp. Class A,	37,612	5,762,158
Bank of New York Mellon Corp.	161,656	10,518,956
BlackRock, Inc.	30,196	26,466,794
Blackstone, Inc.	154,489	21,960,611
Cboe Global Markets, Inc.	22,729	4,170,999
Charles Schwab Corp.	322,735	21,039,095
CME Group, Inc.	77,836	15,077,612
Coinbase Global, Inc. (a)	38,433	8,622,828
FactSet Research Systems, Inc.	8,250	3,407,993
Goldman Sachs Group, Inc.	69,709	35,483,972
Intercontinental Exchange, Inc.	123,995	18,792,682
KKR & Co., Inc.	143,878	17,761,739
LPL Financial	16,159	3,579,542
Moody's Corp.	33,947	15,496,127
Morgan Stanley	270,521	27,920,472
MSCI, Inc.	17,126	9,261,056
NASDAQ, Inc.	82,252	5,566,815
Northern Trust Corp.	44,295	3,926,752
Raymond James Financial, Inc.	40,321	4,677,236
S&P Global, Inc.	69,199	33,542,831
State Street Corp.	65,118	5,533,076
T. Rowe Price Group, Inc.	48,263	5,512,117
		313,315,066
Consumer Finance - 0.5%
American Express Co.	122,846	31,084,952
Capital One Financial Corp.	82,601	12,505,791
Discover Financial Services	54,172	7,800,226
Synchrony Financial	86,792	4,408,166
		55,799,135
Financial Services - 4.1%
Apollo Global Management, Inc.	94,714	11,868,611
Berkshire Hathaway, Inc. Class B (a)	391,368	171,614,868
Block, Inc. Class A (a)	120,306	7,444,535
Corpay, Inc. (a)	15,189	4,432,454
Fidelity National Information Services, Inc.	120,238	9,237,886
Fiserv, Inc. (a)	126,486	20,689,315
Global Payments, Inc.	55,166	5,607,072
Jack Henry & Associates, Inc.	15,758	2,702,182
MasterCard, Inc. Class A	177,485	82,301,569
PayPal Holdings, Inc. (a)	226,125	14,874,503
Visa, Inc. Class A	340,301	90,407,767
		421,180,762
Insurance - 2.1%
AFLAC, Inc.	111,783	10,661,863
Allstate Corp.	57,054	9,763,080
American International Group, Inc.	143,467	11,366,890
Aon PLC	47,003	15,440,956
Arch Capital Group Ltd. (a)	80,845	7,743,334
Arthur J. Gallagher & Co.	47,233	13,390,083
Brown & Brown, Inc.	51,174	5,088,231
Chubb Ltd.	87,783	24,198,262
Cincinnati Financial Corp.	33,840	4,420,181
Everest Re Group Ltd.	9,399	3,692,585
Fidelity National Financial, Inc.	56,177	3,112,768
Hartford Financial Services Group, Inc.	63,933	7,091,448
Markel Group, Inc. (a)	2,811	4,606,807
Marsh & McLennan Companies, Inc.	106,518	23,707,711
MetLife, Inc.	129,129	9,923,564
Principal Financial Group, Inc.	46,624	3,800,322
Progressive Corp.	126,617	27,111,232
Prudential Financial, Inc.	77,606	9,725,584
The Travelers Companies, Inc.	49,502	10,714,213
W.R. Berkley Corp.	65,502	3,611,125
Willis Towers Watson PLC	22,101	6,238,670
		215,408,909
TOTAL FINANCIALS		1,346,658,457
HEALTH CARE - 11.7%
Biotechnology - 2.0%
AbbVie, Inc.	381,746	70,745,169
Alnylam Pharmaceuticals, Inc. (a)	27,344	6,493,106
Amgen, Inc.	115,966	38,555,216
Biogen, Inc. (a)	31,472	6,709,830
BioMarin Pharmaceutical, Inc. (a)	41,072	3,463,602
Exact Sciences Corp. (a)(b)	39,776	1,816,968
Gilead Sciences, Inc.	269,325	20,484,860
Grail, Inc. (b)	5,604	86,190
Moderna, Inc. (a)	72,077	8,593,020
Regeneron Pharmaceuticals, Inc. (a)	22,930	24,745,827
Vertex Pharmaceuticals, Inc. (a)	55,786	27,654,236
		209,348,024
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	376,066	39,840,432
Align Technology, Inc. (a)	15,139	3,510,431
Baxter International, Inc.	110,180	3,946,648
Becton, Dickinson & Co.	62,472	15,059,500
Boston Scientific Corp. (a)	317,823	23,480,763
DexCom, Inc. (a)	85,967	5,830,282
Edwards Lifesciences Corp. (a)	130,263	8,213,082
GE Healthcare Technologies, Inc.	91,764	7,765,987
Hologic, Inc. (a)	50,455	4,117,633
IDEXX Laboratories, Inc. (a)	17,851	8,499,218
Insulet Corp. (a)	15,159	2,946,152
Intuitive Surgical, Inc. (a)	76,680	34,092,695
Medtronic PLC	287,034	23,054,571
ResMed, Inc.	31,757	6,772,180
STERIS PLC	21,357	5,099,197
Stryker Corp.	73,293	23,999,793
The Cooper Companies, Inc.	43,021	4,015,150
Zimmer Biomet Holdings, Inc.	44,458	4,950,398
		225,194,112
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	52,645	5,308,195
Cencora, Inc.	35,784	8,512,298
Centene Corp. (a)	115,355	8,873,107
Cigna Group	61,410	21,411,825
CVS Health Corp.	271,375	16,372,054
Elevance Health, Inc.	50,243	26,730,783
HCA Holdings, Inc.	41,898	15,211,069
Humana, Inc.	26,049	9,419,579
Labcorp Holdings, Inc.	18,224	3,926,179
McKesson Corp.	28,100	17,338,262
Molina Healthcare, Inc. (a)	12,672	4,324,573
Quest Diagnostics, Inc.	24,040	3,420,892
UnitedHealth Group, Inc.	198,968	114,637,403
		255,486,219
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	31,742	6,092,242
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	63,341	8,956,417
Avantor, Inc. (a)	146,980	3,931,715
Bio-Techne Corp.	34,119	2,783,769
Charles River Laboratories International, Inc. (a)	11,156	2,723,180
Danaher Corp.	142,499	39,483,623
Illumina, Inc. (a)	34,439	4,222,221
IQVIA Holdings, Inc. (a)	39,384	9,697,522
Mettler-Toledo International, Inc. (a)	4,616	7,021,074
Revvity, Inc.	26,690	3,352,531
Thermo Fisher Scientific, Inc.	82,513	50,608,523
Waters Corp. (a)	12,825	4,312,791
West Pharmaceutical Services, Inc.	15,745	4,820,647
		141,914,013
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	438,204	20,840,982
Eli Lilly & Co.	172,585	138,804,938
Johnson & Johnson	520,272	82,124,935
Merck & Co., Inc.	547,539	61,943,087
Pfizer, Inc.	1,224,965	37,410,431
Royalty Pharma PLC	84,020	2,366,843
Viatris, Inc.	257,677	3,107,585
Zoetis, Inc. Class A	98,639	17,758,966
		364,357,767
TOTAL HEALTH CARE		1,202,392,377
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	15,335	4,600,653
General Dynamics Corp.	49,152	14,682,194
General Electric Co.	236,633	40,274,937
HEICO Corp.	8,632	2,083,247
HEICO Corp. Class A	16,457	3,128,640
Howmet Aerospace, Inc.	83,827	8,022,244
L3Harris Technologies, Inc.	41,005	9,303,624
Lockheed Martin Corp.	46,166	25,018,279
Northrop Grumman Corp.	30,072	14,564,471
RTX Corp.	287,417	33,768,623
Textron, Inc.	41,236	3,830,824
The Boeing Co. (a)	124,744	23,776,206
TransDigm Group, Inc.	12,097	15,656,179
		198,710,121
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	30,544	3,812,502
FedEx Corp.	48,941	14,792,417
United Parcel Service, Inc. Class B	157,676	20,556,220
		39,161,139
Building Products - 0.5%
Builders FirstSource, Inc. (a)	26,385	4,416,057
Carlisle Companies, Inc.	10,262	4,295,468
Carrier Global Corp.	181,141	12,337,514
Johnson Controls International PLC	145,630	10,418,370
Masco Corp.	47,638	3,708,618
Trane Technologies PLC	48,933	16,357,323
		51,533,350
Commercial Services & Supplies - 0.6%
Cintas Corp.	18,644	14,242,897
Copart, Inc.	189,130	9,897,173
RB Global, Inc.	39,750	3,165,293
Republic Services, Inc.	44,259	8,600,409
Veralto Corp.	47,485	5,060,002
Waste Management, Inc.	78,905	15,990,887
		56,956,661
Construction & Engineering - 0.1%
Quanta Services, Inc.	31,645	8,397,950
Electrical Equipment - 0.7%
AMETEK, Inc.	50,035	8,680,072
Eaton Corp. PLC	86,429	26,342,695
Emerson Electric Co.	123,675	14,483,579
GE Vernova LLC	59,251	10,560,898
Hubbell, Inc.	11,604	4,591,123
Rockwell Automation, Inc.	24,643	6,866,772
Vertiv Holdings Co.	74,450	5,859,215
		77,384,354
Ground Transportation - 1.0%
CSX Corp.	422,591	14,832,944
J.B. Hunt Transport Services, Inc.	17,639	3,054,193
Norfolk Southern Corp.	48,835	12,187,263
Old Dominion Freight Lines, Inc.	38,515	8,095,083
Uber Technologies, Inc. (a)	451,709	29,121,679
Union Pacific Corp.	131,896	32,542,700
		99,833,862
Industrial Conglomerates - 0.4%
3M Co.	119,624	15,258,041
Honeywell International, Inc.	140,775	28,823,681
		44,081,722
Machinery - 1.5%
Caterpillar, Inc.	105,724	36,601,649
Cummins, Inc.	29,568	8,627,942
Deere & Co.	55,962	20,816,745
Dover Corp.	29,705	5,473,443
Fortive Corp.	76,095	5,467,426
IDEX Corp.	16,336	3,405,729
Illinois Tool Works, Inc.	58,701	14,515,583
Ingersoll Rand, Inc.	87,213	8,756,185
Otis Worldwide Corp.	87,401	8,259,395
PACCAR, Inc.	113,309	11,179,066
Parker Hannifin Corp.	27,788	15,593,514
Stanley Black & Decker, Inc.	33,306	3,517,780
Westinghouse Air Brake Tech Co.	38,131	6,144,811
Xylem, Inc.	52,409	6,996,602
		155,355,870
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	139,475	6,000,215
Southwest Airlines Co.	129,434	3,486,952
United Airlines Holdings, Inc. (a)	71,124	3,230,452
		12,717,619
Professional Services - 0.7%
Automatic Data Processing, Inc.	88,478	23,236,092
Booz Allen Hamilton Holding Corp. Class A	28,046	4,019,272
Broadridge Financial Solutions, Inc.	25,543	5,466,202
Equifax, Inc.	26,719	7,464,487
Jacobs Solutions, Inc.	27,062	3,960,524
Leidos Holdings, Inc.	29,229	4,220,668
Paychex, Inc.	69,249	8,865,257
SS&C Technologies Holdings, Inc.	46,565	3,396,917
TransUnion	42,010	3,791,823
Verisk Analytics, Inc.	30,840	8,072,370
		72,493,612
Trading Companies & Distributors - 0.4%
Fastenal Co.	123,763	8,756,232
Ferguson PLC	43,688	9,727,133
United Rentals, Inc.	14,395	10,898,455
W.W. Grainger, Inc.	9,453	9,233,785
		38,615,605
TOTAL INDUSTRIALS		855,241,865
INFORMATION TECHNOLOGY - 31.7%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	54,871	19,015,545
Cisco Systems, Inc.	875,329	42,409,690
F5, Inc. (a)	12,703	2,586,839
Motorola Solutions, Inc.	36,053	14,382,263
		78,394,337
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	259,672	16,686,523
CDW Corp.	29,047	6,335,441
Corning, Inc.	166,655	6,667,867
Jabil, Inc.	26,101	2,940,800
Keysight Technologies, Inc. (a)	37,728	5,265,697
TE Connectivity Ltd.	66,190	10,215,103
Teledyne Technologies, Inc. (a)	10,252	4,324,909
Trimble, Inc. (a)	52,847	2,882,275
Zebra Technologies Corp. Class A (a)	11,124	3,906,638
		59,225,253
IT Services - 1.3%
Accenture PLC Class A	135,917	44,936,879
Akamai Technologies, Inc. (a)	32,957	3,239,014
Cloudflare, Inc. (a)	65,086	5,044,165
Cognizant Technology Solutions Corp. Class A	107,463	8,132,800
EPAM Systems, Inc. (a)	12,553	2,700,527
Gartner, Inc. (a)	16,780	8,409,968
GoDaddy, Inc. (a)	30,461	4,430,552
IBM Corp.	198,582	38,155,545
MongoDB, Inc. Class A (a)	15,858	4,001,925
Okta, Inc. (a)	34,637	3,253,800
Snowflake, Inc. (a)	72,244	9,419,173
Twilio, Inc. Class A (a)	36,897	2,181,720
VeriSign, Inc. (a)	18,747	3,505,876
		137,411,944
Semiconductors & Semiconductor Equipment - 11.2%
Advanced Micro Devices, Inc. (a)	349,414	50,483,335
Analog Devices, Inc.	107,206	24,805,324
Applied Materials, Inc.	179,625	38,116,425
Broadcom, Inc.	941,714	151,314,606
Enphase Energy, Inc. (a)	29,443	3,389,184
Entegris, Inc.	32,594	3,855,544
First Solar, Inc. (a)	23,139	4,997,793
Intel Corp.	920,277	28,289,315
KLA Corp.	29,107	23,957,098
Lam Research Corp.	28,264	26,037,927
Marvell Technology, Inc.	187,110	12,532,628
Microchip Technology, Inc.	116,819	10,371,191
Micron Technology, Inc.	239,390	26,289,810
Monolithic Power Systems, Inc.	10,522	9,081,433
NVIDIA Corp.	5,317,671	622,273,860
NXP Semiconductors NV	55,273	14,545,643
ON Semiconductor Corp. (a)	93,004	7,277,563
Qorvo, Inc. (a)	20,823	2,494,595
Qualcomm, Inc.	241,690	43,733,806
Skyworks Solutions, Inc.	34,684	3,940,796
Teradyne, Inc.	33,747	4,426,257
Texas Instruments, Inc.	196,831	40,116,126
		1,152,330,259
Software - 10.6%
Adobe, Inc. (a)	96,848	53,426,199
ANSYS, Inc. (a)	18,868	5,917,571
AppLovin Corp. Class A, (a)	39,120	3,016,152
Atlassian Corp. PLC Class A, (a)	34,432	6,079,658
Autodesk, Inc. (a)	46,240	11,445,325
Cadence Design Systems, Inc. (a)	58,828	15,745,902
Crowdstrike Holdings, Inc. (a)	49,865	11,566,685
Datadog, Inc. Class A (a)	66,677	7,763,870
DocuSign, Inc. (a)	44,345	2,460,261
Fair Isaac Corp. (a)	5,342	8,547,200
Fortinet, Inc. (a)	137,061	7,955,020
Gen Digital, Inc.	119,240	3,099,048
HubSpot, Inc. (a)	11,016	5,475,282
Intuit, Inc.	60,525	39,180,859
Microsoft Corp.	1,606,718	672,170,475
MicroStrategy, Inc. Class A (a)(b)	3,410	5,505,240
Oracle Corp.	344,619	48,057,120
Palantir Technologies, Inc. Class A (a)	428,307	11,517,175
Palo Alto Networks, Inc. (a)	69,847	22,681,416
PTC, Inc. (a)	25,877	4,602,224
Roper Technologies, Inc.	23,139	12,604,970
Salesforce, Inc.	209,964	54,338,683
ServiceNow, Inc. (a)	44,316	36,090,507
Synopsys, Inc. (a)	32,976	18,411,160
Tyler Technologies, Inc. (a)	9,176	5,212,977
Workday, Inc. Class A (a)	45,913	10,427,761
Zoom Video Communications, Inc. Class A (a)	56,442	3,409,097
Zscaler, Inc. (a)	19,445	3,487,461
		1,090,195,298
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	3,116,025	692,006,830
Dell Technologies, Inc.	57,632	6,551,606
Hewlett Packard Enterprise Co.	281,022	5,595,148
HP, Inc.	186,565	6,733,131
NetApp, Inc.	44,614	5,665,086
Seagate Technology Holdings PLC	42,216	4,313,209
Super Micro Computer, Inc. (a)	10,886	7,638,162
Western Digital Corp. (a)	70,585	4,732,724
		733,235,896
TOTAL INFORMATION TECHNOLOGY		3,250,792,987
MATERIALS - 2.2%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	48,056	12,679,576
Albemarle Corp. (b)	25,461	2,384,932
Celanese Corp.	21,745	3,069,307
CF Industries Holdings, Inc.	39,566	3,022,447
Corteva, Inc.	150,664	8,452,250
Dow, Inc.	151,992	8,279,004
DuPont de Nemours, Inc.	90,373	7,564,220
Eastman Chemical Co.	25,407	2,625,305
Ecolab, Inc.	54,944	12,675,031
International Flavors & Fragrances, Inc.	55,198	5,491,097
Linde PLC	103,921	47,128,174
LyondellBasell Industries NV Class A	55,600	5,529,976
PPG Industries, Inc.	50,866	6,458,965
Sherwin-Williams Co.	50,424	17,688,739
The Mosaic Co.	69,277	2,062,376
		145,111,399
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	13,325	7,906,389
Vulcan Materials Co.	28,589	7,847,966
		15,754,355
Containers & Packaging - 0.2%
Amcor PLC	312,452	3,290,120
Avery Dennison Corp.	17,434	3,780,214
Ball Corp.	67,097	4,282,802
International Paper Co.	75,126	3,491,856
Packaging Corp. of America	19,276	3,852,694
		18,697,686
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	310,532	14,101,258
Newmont Corp.	249,282	12,232,268
Nucor Corp.	51,831	8,445,343
Reliance, Inc.	12,414	3,780,808
Steel Dynamics, Inc.	31,933	4,254,114
		42,813,791
TOTAL MATERIALS		222,377,231
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	34,009	3,988,916
American Tower Corp.	100,945	22,248,278
AvalonBay Communities, Inc.	30,691	6,289,200
Crown Castle, Inc.	93,923	10,339,044
Digital Realty Trust, Inc.	70,148	10,486,425
Equinix, Inc.	20,516	16,212,564
Equity Residential (SBI)	74,539	5,190,151
Essex Property Trust, Inc.	13,894	3,867,534
Extra Space Storage, Inc.	45,763	7,304,690
Gaming & Leisure Properties	58,766	2,950,053
Healthpeak Properties, Inc.	152,264	3,322,400
Host Hotels & Resorts, Inc.	152,109	2,663,429
Invitation Homes, Inc.	124,437	4,388,893
Iron Mountain, Inc.	63,365	6,498,714
Mid-America Apartment Communities, Inc.	25,274	3,532,547
Prologis, Inc.	200,143	25,228,025
Public Storage Operating Co.	34,184	10,115,729
Realty Income Corp.	188,209	10,808,843
SBA Communications Corp. Class A	23,220	5,097,719
Simon Property Group, Inc.	70,455	10,810,615
Sun Communities, Inc.	26,961	3,416,768
UDR, Inc.	65,606	2,628,832
Ventas, Inc.	87,491	4,763,010
VICI Properties, Inc.	225,455	7,047,723
Welltower, Inc.	129,253	14,379,396
Weyerhaeuser Co.	157,647	5,006,869
WP Carey, Inc.	47,369	2,738,402
		211,324,769
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	65,193	7,347,903
CoStar Group, Inc. (a)	88,268	6,886,669
		14,234,572
TOTAL REAL ESTATE		225,559,341
UTILITIES - 2.2%
Electric Utilities - 1.5%
Alliant Energy Corp.	55,480	3,088,017
American Electric Power Co., Inc.	113,950	11,180,774
Constellation Energy Corp.	68,147	12,934,301
Duke Energy Corp.	166,843	18,230,935
Edison International	83,160	6,653,632
Entergy Corp.	46,152	5,352,247
Evergy, Inc.	49,779	2,887,182
Eversource Energy	76,139	4,942,182
Exelon Corp.	216,163	8,041,264
FirstEnergy Corp.	111,954	4,691,992
NextEra Energy, Inc.	444,144	33,928,160
PG&E Corp.	461,938	8,430,369
PPL Corp.	159,438	4,738,497
Southern Co.	236,380	19,742,458
Xcel Energy, Inc.	120,112	7,000,127
		151,842,137
Gas Utilities - 0.0%
Atmos Energy Corp.	32,646	4,174,770
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	153,874	2,737,418
Vistra Corp.	70,604	5,593,249
		8,330,667
Multi-Utilities - 0.6%
Ameren Corp.	57,634	4,568,647
CenterPoint Energy, Inc.	138,306	3,837,992
CMS Energy Corp.	64,560	4,183,488
Consolidated Edison, Inc.	74,760	7,290,595
Dominion Energy, Inc.	181,200	9,686,952
DTE Energy Co.	44,723	5,390,463
Public Service Enterprise Group, Inc.	107,674	8,589,155
Sempra	136,806	10,952,688
WEC Energy Group, Inc.	68,251	5,873,681
		60,373,661
Water Utilities - 0.0%
American Water Works Co., Inc.	42,108	5,994,495
TOTAL UTILITIES		230,715,730
TOTAL COMMON STOCKS (Cost $7,089,442,899)		10,191,284,694

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $1,404,692)	1,409,000	1,404,664

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	52,684,098	52,694,635
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	6,210,679	6,211,300
TOTAL MONEY MARKET FUNDS (Cost $58,905,935)		58,905,935

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $7,149,753,526)	10,251,595,293
NET OTHER ASSETS (LIABILITIES) - 0.1% (g)	5,509,336
NET ASSETS - 100.0%	10,257,104,629

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	238	Sep 2024	66,140,200	778,569	778,569

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,404,664.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $1,530,994 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	28,139,519	1,055,108,821	1,030,552,665	1,125,504	(1,040)	-	52,694,635	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	10,556,343	86,675,978	91,021,021	23,124	-	-	6,211,300	0.0%
Total	38,695,862	1,141,784,799	1,121,573,686	1,148,628	(1,040)	-	58,905,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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